EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.28

Client Name:
Client Project Name:	EFMT 2025-NQM1
Start - End Dates:	2/24/2023 - 10/2/2024
Deal Loan Count:	37

Conditions Report 2.0

Loans in Report:	37
Loans with Conditions:	24

10 - Total Active Conditions
10 - Non-Material Conditions
6 - Credit Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Credit/Mtg History
1 - Category: Terms/Guidelines
4 - Compliance Review Scope
1 - Category: Borrower's Interest
2 - Category: RESPA
1 - Category: State Consumer Protection
35 - Total Satisfied Conditions

18 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
3 - Category: Income/Employment
4 - Category: Insurance
3 - Category: Legal Documents
1 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property
15 - Compliance Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
2 - Category: Right of Rescission
7 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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